Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

15. Leases

The Group has entered into various lease agreements. With the exception of short-term leases and leases of low-value underlying assets, each lease is reflected on the balance sheet as right-of-use asset and a lease liability. The Group classifies its right-of-use assets in a consistent manner to its property and equipment.

Rights-of-use assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	December 31,
in €‘000	2021	2022
Right-of-use assets – Property and equipment
Buildings	22,905	20,409
Other facilities and equipment	132	259
Lease liabilities – Loans and borrowings
Current	6,013	7,302
Non-current	17,885	14,712

Office buildings

The Group leases property (office buildings). The leases are individually negotiated and include a variety of different terms and conditions in different countries but run for a period of one to 18 years, with (in case of office buildings) an option to renew the lease after that date. Generally, the lease contracts have fixed payments. Leases are either non-cancellable or may be cancelled by incurring a substantive termination fee. For some leases, the Group is restricted from entering into any sub-lease arrangements. Further, the Group is prohibited from selling or pledging the underlying leased assets as security. For leases over office buildings the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

Office equipment

The Group leases office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

Information about leases for which the Group is a lessee is presented below.

15.1 Right-of-use assets

Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2021	2022
Balance as of January 1,	25,513	22,905
Depreciation charge for the year	(5,539)	(5,913)
Additions / business combinations	3,275	3,113
Derecognition due to lease termination	(1,301)	(19)
Foreign currency effects	957	323
Balance as of December 31,	22,905	20,409

15.2 Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2021	2022
Balance as of January 1,	27,578	23,898
Additions to lease liabilities	2,835	2,609
Accretion of interest	324	661
Interest paid	(324)	(661)
Payments	(7,118)	(5,958)
Additions from business combinations	433	867
Rent concessions	(59)	(38)
Derecognition due to lease termination	(1,400)	(16)
Foreign currency effects	1,629	652
Balance as of December 31,	23,898	22,014
Current	6,013	7,302
Non-current	17,885	14,712

The maturity analysis of lease liabilities is disclosed in note 26.

15.3 Amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2020	2021	2022
Interest on lease liabilities	765	324	661
Depreciation	5,342	5,569	5,913
Income from sub-leasing right-of-use assets	(21)	(33)	—
Expenses relating to short-term leases *)	360	547	682
Expenses relating to low-value assets *)	19	8	—
Rent concessions	(408)	(59)	(38)
Total amount recognized in profit or loss	6,057	6,356	7,218
*)

The Group has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

15.4 Amounts recognized in the statements of cash flows

Total cash outflow for leases for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Years Ended December 31,
in €‘000	2020	2021	2022
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	379	555	682
-Interest paid on lease liabilities	765	324	661
Financing activities – Principal payment on lease liabilities	3,817	7,118	5,958
Total cash outflow for leases	4,961	7,997	7,301

15.5 Extension options

Some leases over office buildings contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. Most of the extension options held are exercisable only by the Group. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.